AUDITED CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Securities loaned		$ 25.2
Collateral for securities loaned	$ 0.0	25.7
Real estate properties at cost	13,986.3	13,048.5
Real estate joint ventures and funds, at cost	5,395.2	6,244.4
Real estate operating business, at cost	250.2	0.0
Real estate related marketable securities at cost	0.0	686.0
Other marketable securities at cost	739.3	4,144.7
Loans receivable, at cost	1,527.6	1,504.5
Loans receivable with related parties, at cost	69.3	69.3
Total investments, at cost	21,967.9	25,697.4
Total Principal Outstanding	$ 2,381.3	$ 2,338.0